SCHEDULE OF OIL AND GAS PROPERTIES (Details) - USD ($)	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Restructuring Cost and Reserve [Line Items]
Total OGML Properties Acquired	$ 5,426,976	$ 6,626,793	$ 11,630,135	$ 12,352,479
White River Holdings Corp [Member]
Restructuring Cost and Reserve [Line Items]
Total OGML Properties Acquired		$ 6,626,793		$ 12,352,479	$ 6,135,000